Segmented and Geographic Information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of operating segments [line items]
Net interest income	$ 11,044	$ 10,551	$ 10,065
Non-interest income	7,697	8,060	7,769
Revenue	18,741	18,611	17,834
Provision for (reversal of) credit losses	2,489	1,286	870
Amortization and impairment	1,311	838	657
Other non-interest expenses	10,051	10,018	9,601
Income (loss) before income taxes	4,890	6,469	6,706
Income taxes	1,098	1,348	1,422
Net income (loss)	3,792	5,121	5,284
Non-controlling interests	2	25	17
Equity shareholders	3,790	5,096	5,267
Average assets	735,492	639,716	598,441
Canada [member]
Disclosure of operating segments [line items]
Net interest income	8,449	7,890	7,963
Non-interest income	5,243	6,008	6,030
Revenue	13,692	13,898	13,993
Provision for (reversal of) credit losses	1,648	1,111	740
Amortization and impairment	805	508	469
Other non-interest expenses	7,991	7,985	7,655
Income (loss) before income taxes	3,248	4,294	5,129
Income taxes	700	1,008	1,021
Net income (loss)	2,548	3,286	4,108
Equity shareholders	2,548	3,286	4,108
Average assets	554,787	501,066	476,224
United States [member]
Disclosure of operating segments [line items]
Net interest income	1,583	1,405	1,204
Non-interest income	1,167	1,099	895
Revenue	2,750	2,504	2,099
Provision for (reversal of) credit losses	623	173	57
Amortization and impairment	174	139	136
Other non-interest expenses	1,336	1,290	1,231
Income (loss) before income taxes	617	902	675
Income taxes	165	139	288
Net income (loss)	452	763	387
Equity shareholders	452	763	387
Average assets	122,721	99,152	80,935
Caribbean [member]
Disclosure of operating segments [line items]
Net interest income	890	820	793
Non-interest income	616	643	567
Revenue	1,506	1,463	1,360
Provision for (reversal of) credit losses	199	1	75
Amortization and impairment	312	181	44
Other non-interest expenses	530	556	530
Income (loss) before income taxes	465	725	711
Income taxes	89	155	72
Net income (loss)	376	570	639
Non-controlling interests	2	25	17
Equity shareholders	374	545	622
Average assets	33,012	27,086	31,101
Other countries [member]
Disclosure of operating segments [line items]
Net interest income	122	436	105
Non-interest income	671	310	277
Revenue	793	746	382
Provision for (reversal of) credit losses	19	1	(2)
Amortization and impairment	20	10	8
Other non-interest expenses	194	187	185
Income (loss) before income taxes	560	548	191
Income taxes	144	46	41
Net income (loss)	416	502	150
Equity shareholders	416	502	150
Average assets	24,972	12,412	10,181
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	6,294	6,372	6,151
Non-interest income	2,194	2,383	2,444
Revenue	8,488	8,755	8,595
Provision for (reversal of) credit losses	1,219	896	741
Amortization and impairment	230	96	98
Other non-interest expenses	4,373	4,649	4,297
Income (loss) before income taxes	2,666	3,114	3,459
Income taxes	704	825	919
Net income (loss)	1,962	2,289	2,540
Equity shareholders	1,962	2,289	2,540
Average assets	261,956	259,089	259,131
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,248	1,205	1,091
Non-interest income	2,873	2,822	2,745
Revenue	4,121	4,027	3,836
Provision for (reversal of) credit losses	303	163	5
Amortization and impairment	30	8	9
Other non-interest expenses	2,149	2,098	2,058
Income (loss) before income taxes	1,639	1,758	1,764
Income taxes	437	471	478
Net income (loss)	1,202	1,287	1,286
Equity shareholders	1,202	1,287	1,286
Average assets	65,839	62,552	55,713
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,433	1,381	1,231
Non-interest income	621	583	529
Revenue	2,054	1,964	1,760
Provision for (reversal of) credit losses	487	73	79
Amortization and impairment	126	109	107
Other non-interest expenses	1,007	1,010	916
Income (loss) before income taxes	434	772	658
Income taxes	54	90	97
Net income (loss)	380	682	561
Equity shareholders	380	682	561
Average assets	55,237	47,495	41,238
Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	1,910	1,253	1,432
Non-interest income	1,577	1,707	1,503
Revenue	3,487	2,960	2,935
Provision for (reversal of) credit losses	281	153	(30)
Amortization and impairment	10	4	4
Other non-interest expenses	1,624	1,512	1,488
Income (loss) before income taxes	1,572	1,291	1,473
Income taxes	441	337	387
Net income (loss)	1,131	954	1,086
Equity shareholders	1,131	954	1,086
Average assets	221,117	184,566	166,231
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	159	340	160
Non-interest income	432	565	548
Revenue	591	905	708
Provision for (reversal of) credit losses	199	1	75
Amortization and impairment	915	621	439
Other non-interest expenses	898	749	842
Income (loss) before income taxes	(1,421)	(466)	(648)
Income taxes	(538)	(375)	(459)
Net income (loss)	(883)	(91)	(189)
Non-controlling interests	2	25	17
Equity shareholders	(885)	(116)	(206)
Average assets	$ 131,343	$ 86,014	$ 76,128